SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Defined Benefit Plan, Effect of One-Percentage-Point Decrease on Service and Interest Cost Components	$ 1,720
Defined Benefit Plan, Effect of One-Percentage-Point Increase on Service and Interest Cost Components	$ (1,529)